Earnouts liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of earnouts liabilities

	(Unaudited) At 30 June 2022	At 31 December 2021
	USD	USD
Opening balance	—	—
Recognized pursuant to the reverse acquisition transaction	75,550,455	—
Change in fair value during the period/year	(37,982,291)	—

Ending balance	37,568,164	—